Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: April 12, 2022

Payment Date	4/15/2022
Collection Period Start	3/1/2022
Collection Period End	3/31/2022
Interest Period Start	3/15/2022
Interest Period End	4/14/2022

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$81,593,164.27	$17,828,633.41	$63,764,530.86	0.155523	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$249,123,164.27	$17,828,633.41	$231,294,530.86

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$256,616,943.32	$238,447,789.02	0.190758
YSOC Amount	$4,429,944.00	$4,089,423.11
Adjusted Pool Balance	$252,186,999.32	$234,358,365.91
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$81,593,164.27	2.51000%	30/360	$170,665.70
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$249,123,164.27			$541,753.36

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$256,616,943.32	$238,447,789.02
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$252,186,999.32	$234,358,365.91
Number of Receivable Outstanding	30,902	29,894
Weight Average Contract Rate	4.49%	4.49%
Weighted Average Remaining Term (months)	27	26

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$926,222.13
Principal Collections	$18,125,158.02
Liquidation Proceeds	$61,800.72
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$19,113,180.87
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$19,113,180.87

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$213,847.45	$213,847.45	$—	$—	$18,899,333.42
Interest - Class A-1 Notes	$—	$—	$—	$—	$18,899,333.42
Interest - Class A-2 Notes	$—	$—	$—	$—	$18,899,333.42
Interest - Class A-3 Notes	$170,665.70	$170,665.70	$—	$—	$18,728,667.72
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$18,462,811.72
First Allocation of Principal	$—	$—	$—	$—	$18,462,811.72
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$18,420,514.72
Second Allocation of Principal	$—	$—	$—	$—	$18,420,514.72
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$18,390,273.39
Third Allocation of Principal	$2,504,798.36	$2,504,798.36	$—	$—	$15,885,475.03
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$15,852,781.70
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$3,592,781.70
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,592,781.70
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$528,946.65
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$528,946.65
Remaining Funds to Certificates	$528,946.65	$528,946.65	$—	$—	$—
Total	$19,113,180.87	$19,113,180.87	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$4,429,944.00
Increase/(Decrease)	$(340,520.89)
Ending YSOC Amount	$4,089,423.11

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$252,186,999.32	$234,358,365.91
Note Balance	$249,123,164.27	$231,294,530.86
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	5	$43,996.28
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	67	$61,800.72
Monthly Net Losses (Liquidation Proceeds)			$(17,804.44)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.20)%
Second Preceding Collection Period			(0.38)%
Preceding Collection Period			(0.16)%
Current Collection Period			(0.09)%
Four-Month Average Net Loss Ratio			(0.21)%
Cumulative Net Losses for All Periods			$1,673,238.87
Cumulative Net Loss Ratio			0.13%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.23%	54	$556,972.60
60-89 Days Delinquent	0.11%	26	$260,419.19
90-119 Days Delinquent	0.01%	2	$12,839.14
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.35%	82	$830,230.93

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	2	$57,177.09
Total Repossessed Inventory	4	$67,291.57

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	28	$273,258.33
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.12%
Second Preceding Collection Period		0.12%
Preceding Collection Period		0.11%
Current Collection Period		0.11%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.25	0.11%	27	0.09%